Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents, at Carrying Value		$ 2,558	$ 1,540
Interest Costs Capitalized		6	2	$ 12
Advertising Expense		61	55	65
Other operating costs	[1]	65	91	162
Receivables, net		494	167	$ 134
Variable Interest Entity, Primary Beneficiary [Member]
Cash and Cash Equivalents, at Carrying Value		58	107
Receivables, net		0	3
Adjustments for New Accounting Pronouncement [Member]
Receivables, net		(2)	$ 7
Discontinued Operations, Disposed of by Means Other than Sale [Member]
Other operating costs		$ 19

[1]	Amounts primarily represent costs incurred in connection with property openings and expansion projects at existing properties, costs associated with the development activities and reorganization activities, and/or recoveries associated with such items.